OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Other Receivables And Prepayments [Line Items]
Advances to employees	$ 16	$ 665
Deposits on projects	20	148
Prepayment to suppliers	69	271
Others	47	0
Total	$ 152	$ 1,084